BACKGROUND	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BACKGROUND

1.	BACKGROUND

Permex Petroleum Corporation (the “Company”) was incorporated on April 24, 2017 under the laws of British Columbia, Canada and maintains its head office at 1700 Post Oak Boulevard, 2 Blvd Place Suite 600, Houston Texas, 77056. Its registered office is located at 10th floor, 595 Howe Street, Vancouver, British Columbia, Canada, V6C 2T5. The Company is primarily engaged in the acquisition, development and production of oil and gas properties in the United States. The Company’s oil and gas interests are located in Texas and New Mexico, USA. The Company is listed on the Canadian Securities Exchange (the “CSE”) under the symbol “OIL”. On April 16, 2024, the Company received a cease trade order (the “FFCTO”) issued by the British Columbia Securities Commission (the “BCSC”) due to its failure to file the annual financial statements for fiscal 2023 and quarterly reports for fiscal 2024. The trading was halted on the CSE effective April 17, 2024. Subsequent to June 30, 2024, the Company brought all filings required by the BCSC up to date. On September 6, 2024, the FFCTO was revoked by the BCSC, and the Company’s common shares were reinstated for trading on the CSE effective September 9, 2024.

On September 12, 2023, the Company’s board of directors approved a reverse stock split of the Company’s issued and outstanding common stock at a 1 for 4 ratio, which was effective October 23, 2023. All issued and outstanding common stock, options, and warrants to purchase common stock and per share amounts contained in the financial statements have been retroactively adjusted to reflect the reverse stock splits for all periods presented.

1. BACKGROUND

Permex Petroleum Corporation (the “Company”) was incorporated on April 24, 2017 under the laws of British Columbia, Canada and maintains its head office at 1700 Post Oak Boulevard, 2 Blvd Place Suite 600, Houston Texas, 77056. Its registered office is located at 10th floor, 595 Howe Street, Vancouver, British Columbia, Canada, V6C 2T5. The Company is primarily engaged in the acquisition, development and production of oil and gas properties in the United States. The Company’s oil and gas interests are located in Texas and New Mexico, USA. The Company is listed on the Canadian Securities Exchange (the “CSE”) under the symbol “OIL” and on the OTCQB under the symbol “OILCF”. On April 16, 2024, the Company received a cease trade order issued by the British Columbia Securities Commission (the “BCSC”) due to its failure to file the annual financial statements for fiscal 2023 and quarterly reports for fiscal 2024. The trading was halted on the CSE effective April 17, 2024. The Company is currently working to bring all required filings up to date.

On October 26, 2022, the Company’s board of directors approved a reverse stock split of the Company’s issued and outstanding common stock at a 1 for 60 ratio, which was effective November 2, 2022. The par value and authorized shares of common stock were not adjusted as a result of the reverse stock split. On September 12, 2023, the Company’s board of directors approved a reverse stock split of the Company’s issued and outstanding common stock at a 1 for 4 ratio, which was effective October 23, 2023. All issued and outstanding common stock, options, and warrants to purchase common stock and per share amounts contained in the financial statements have been retroactively adjusted to reflect the reverse stock splits for all periods presented.